Derivative Instruments - Collateral by Counterparty (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 2,263,756	$ 3,849,598	$ 1,545,931
Net Amount	2,263,756	3,849,598	1,545,931
Deutsche Bank AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,474,132	1,179,312
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition			(734,698)
Net Amount	1,474,132	1,179,312
Net Amount			(734,698)
SG Americas Securities, LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	715,080	1,805,261	1,582,067
Net Amount	715,080	1,805,261	1,582,067
UBS AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	4,009
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		(60,011)	(40,113)
Net Amount	4,009
Net Amount		(60,011)	(40,113)
Wells Fargo Securities LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	70,535	925,036	738,675
Net Amount	$ 70,535	$ 925,036	$ 738,675